Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	36,000,000	36,000,000
Ordinary shares, shares issued	[1]	3,923,604	835,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	6,000,000	6,000,000
Ordinary shares, shares issued	[1]	200,000	200,000

[1]	Share have been retroactively adjusted to reflect the decreased number of shares resulting from a reverse stock split effective from September 19, 2024 (Note 1).